May. 18, 2016
UBS GLOBAL ALLOCATION FUND
UBS GLOBAL ALLOCATION FUND
The UBS Funds

UBS Global Allocation Fund

Prospectus Supplement

May 18, 2016

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Global Allocation Fund series (the “Fund”) of The UBS Funds, dated October 28, 2015, as supplemented, as follows:

The following sentence is added to the end of the third paragraph under “UBS Global Allocation Fund—Fund summary—Principal strategies—Principal investments” on page 16 of the Prospectus and the fourth paragraph under “More information about the funds—UBS Global Allocation Fund—Investment objective, strategies, securities selection and risks—Principal investment strategies” on page 35 of the Prospectus:

The Fund may also take active positions on volatility to generate returns or to hedge the Fund’s portfolio.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-812